Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Changes in Gross Carrying Amount and ECL Allowances (Detail) - Commercial [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 112,138,243	$ 202,560,830
Gross carrying amount, ending balance	86,234,118	112,138,243
Expected credit loss allowance, beginning balance	3,113,612	3,315,225
Expected credit loss allowance related to sundry debtors, ending balance	3,795,667	3,113,612
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	106,402,692	97,886,030
Expected credit loss allowance	5,154,122	2,845,181
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(87,455,367)	(158,318,142)
Expected credit loss allowance	(2,082,636)	(1,773,612)
Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(922,381)	(566,521)
Expected credit loss allowance	(455,855)	(497,816)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(43,929,069)	(29,423,954)
Expected credit loss allowance	(1,933,576)	(775,366)
Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	103,143,331	193,236,603
Gross carrying amount, ending balance	80,734,484	103,143,331
Expected credit loss allowance, beginning balance	924,727	658,755
Expected credit loss allowance related to sundry debtors, ending balance	665,919	924,727
Impairments stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	102,232,782	94,241,056
Expected credit loss allowance	1,838,217	2,208,850
Impairments stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(82,480,461)	(155,364,844)
Expected credit loss allowance	(861,783)	(505,789)
Impairments stage 1 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	539	321,712
Expected credit loss allowance	12	14,715
Impairments stage 1 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(571,954)
Expected credit loss allowance		(1,783)
Impairments stage 1 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,034,242)	(2,327,375)
Expected credit loss allowance	(896,024)	(1,402,566)
Impairments stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(41,127,465)	(26,391,867)
Expected credit loss allowance	(339,230)	(47,455)
Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	6,636,186	6,467,714
Gross carrying amount, ending balance	4,736,047	6,636,186
Expected credit loss allowance, beginning balance	1,007,573	688,336
Expected credit loss allowance related to sundry debtors, ending balance	2,511,535	1,007,573
Impairments stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	4,169,910	3,644,974
Expected credit loss allowance	3,315,905	636,331
Impairments stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,621,736)	(1,399,089)
Expected credit loss allowance	(524,662)	(39,701)
Impairments stage 2 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(539)	(321,712)
Expected credit loss allowance	(12)	(14,715)
Impairments stage 2 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	131,193	571,954
Expected credit loss allowance	29,267	1,783
Impairments stage 2 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(166,346)	(237,394)
Expected credit loss allowance	(37,119)	(9,050)
Impairments stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,412,621)	(2,090,261)
Expected credit loss allowance	(1,279,417)	(255,411)
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	2,358,726	2,856,513
Gross carrying amount, ending balance	763,587	2,358,726
Expected credit loss allowance, beginning balance	1,181,312	1,968,134
Expected credit loss allowance related to sundry debtors, ending balance	618,213	1,181,312
Impairments Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,353,170)	(1,554,209)
Expected credit loss allowance	(696,191)	(1,228,122)
Impairments Stage 3 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(131,193)
Expected credit loss allowance	(29,267)
Impairments Stage 3 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,200,588	2,564,769
Expected credit loss allowance	933,143	1,411,616
Impairments Stage 3 [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(922,381)	(566,521)
Expected credit loss allowance	(455,855)	(497,816)
Impairments Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(388,983)	(941,826)
Expected credit loss allowance	$ (314,929)	$ (472,500)